Annual Fund Operating Expenses - Circle Reserve Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.20%
Fee Waiver or Reimbursement	(0.03%)	[1]
Net Expenses (as a percentage of Assets)	0.17%	[1]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 18, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) to 0.17% of average daily net assets through June 30, 2028. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.